CONVERTIBLE BONDS - Narrative (Details) € / shares in Units, $ in Thousands, € in Millions			12 Months Ended
	Feb. 13, 2023	Jan. 21, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)	[1]	Jan. 21, 2020 EUR (€) € / shares shares	Dec. 31, 2017
Convertible Bonds [Line Items]
Repayment on loans and borrowings			$ 0	$ (57,231)	[1]	$ (35,190)
Conversion price of bonds into ordinary shares (in euro per share) | € / shares								€ 2.00
Value conversion rights of convertible bonds		$ 1,600	0
2025 Convertible Bonds
Convertible Bonds [Line Items]
Notional amount | €								€ 125
Initial number of ordinary shares as underlying for convertible bonds | shares								62,412,622
Percentage of aggregate principal amount of bonds that have been converted and repurchased and cancelled (in percentage)	0.85
2025 Convertible Bonds | Forecast
Convertible Bonds [Line Items]
Number of trading days	20 days
Number of consecutive trading days	30 days
Percentage of principal amounts of bonds issued (in percentage)	1.30
2025 Convertible Bonds | Fixed interest rate
Convertible Bonds [Line Items]
Interest rate on bonds (in percentage)								3.00%
Orbimed advisors loan
Convertible Bonds [Line Items]
Interest rate on bonds (in percentage)									11.00%
Repayment on loans and borrowings			$ 0	$ (52,720)

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of cash flows and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.